SEMI ANNUAL REPORT


                                [PICTURE OF MAP]


                               September 30, 1997



                               FRANKLIN TEMPLETON
                                   JAPAN FUND

[LOGO] FRANKLIN TEMPLETON

[FRANKLIN TEMPLETON CELEBRATING 50 YEARS LOGO]

CELEBRATING 50 YEARS


This year marks 50 years of business for Franklin Templeton. Over these years, we have experienced profound changes in technology, regulations and customer expectations within the mutual fund industry. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest in companies and governments around the globe.


In addition, we want to stress that all securities markets move both up and down. Mixed in with the good years can be some bad years. Accordingly, mutual fund share prices also move up and down. Every investor should expect such fluctuations, which can be wide. When markets are going down, as well as up, we encourage investors to maintain a long-term perspective. We thank you for your past support and look forward to serving your investment needs in the years ahead.

SHAREHOLDER LETTER


Your Fund's Objective: The Franklin Templeton Japan Fund seeks long-term capital growth by investing primarily in securities of companies domiciled in Japan and traded in Japanese securities markets.


Dear Shareholder:

This semi-annual report of the Franklin Templeton Japan Fund covers the six months ended September 30, 1997. During this period, the Japanese economy experienced serious difficulties, as bankruptcy claims and unemployment rose, consumer spending weakened, and the country's banking system remained in crisis. Increased deregulation and cuts in government spending, although usually beneficial in the long term, also adversely affected the economy. Corporate profits remained sluggish, and the Nikkei 225 Index fell 0.34%. (1) Although the Fund's Class I share price fluctuated during the period, it returned to its March 31, 1997 level at the period's close, as discussed in the Performance Summary on page 4.

On September 30, 1997, 46.0% of the Fund's total net assets were invested in equities. However, given the unusual market conditions prevailing in Japan, the remaining net assets of the Fund were invested in U.S. Treasury obligations (52.7%) and other net assets (1.3%), in accordance with the defensive posture taken by the Portfolio Manager. Given the high price/earnings ratio of the Japanese equity market, we were

(1.) Market return is measured in local currency terms, and includes reinvested dividends.

CONTENTS

Shareholder Letter ............    1

Performance Summary ...........    4

Financial Highlights and
Statement of Investments ......    8

Financial Statements ..........   12

Notes to the Financial
Statements ....................   15

[PYRAMID GRAPH]

[PIE CHART]

INDUSTRY BREAKDOWN
Based on Total Net Assets
9/30/97

Capital Equipment 18.2%

Services 10.5%

Consumer Goods 9.5%

Materials 6.0%

Insurance 1.8%

Short-Term Obligations & Other Net Assets 54.0%

unable to find many stocks selling below our estimate of their true value. Although we made no significant changes to the Fund's portfolio during the reporting period, we did purchase shares of Matsuzakaya Co. Ltd., (2) a department store operator, because we believed that its stock was undervalued and that the company had strong growth potential. During the period, the share price of our top holding, Sony Corp., increased 35.4% in U.S. dollar terms. The Fund's performance also benefited from the fact that we held no shares in large banks and initiated no new positions in companies dependent on government spending.

This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Because economic and market conditions are constantly changing, our strategies, and our evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of September 30, 1997, and the Fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund. Please remember that there are specific risks involved with investing in a single foreign country, including increased susceptibility to currency fluctuations, market volatility, and economic, social, and political conditions. These risks and other considerations are discussed in the Fund's prospectus.


(2.) A complete listing of all stocks in the Portfolio as of September 30, 1997 begins on page 10.

We thank you for your participation in the Franklin Templeton Japan Fund and the opportunity to serve your investment needs.

Sincerely,


/s/ William T. Howard, Jr.
--------------------------
William T. Howard, Jr., CFA
Portfolio Manager
Franklin Templeton Japan Fund


Top 10 Holdings
9/30/97

Company,                      % of Total
Industry                      Net Assets
----------------------------------------
Sony Corp.
Appliances &
Household Durables                  3.4%

East Japan Railway Co.
Transportation                      2.5%

Nippon Telegraph &
Telephone Corp.
Telecommunications                  2.5%

Nintendo Co. Ltd.
Recreation & Other
Consumer Goods                      2.3%

Fuji Heavy Industries Ltd.
Industrial Components               2.3%

Wacoal Corp.
Textiles & Apparel                  2.3%

Matsushita Electric
Industrial Co. Ltd.
Electrical & Electronics            2.2%

Mitsubishi Corp.
Wholesale & International Trade     2.2%

Hokuetsu Paper Mills Ltd.
Forest Products & Paper             2.1%

Daito Trust Construction Co. Ltd.
Construction & Housing              1.9%

For a complete list of portfolio holdings, please see page 10 of this report.

PERFORMANCE SUMMARY



CLASS I

Franklin Templeton Japan Fund - Class I produced a cumulative total return of zero (0.00%) for the six-month period ended September 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge.

Although the price of the Fund's shares fluctuated during the reporting period, the price on September 30, 1997 was $7.44, unchanged from March 31, 1997. Shareholders received no distributions during this time.


Past performance is not predictive of future results.

CLASS I
Periods ended 9/30/97

                                                               SINCE
                                                             INCEPTION
                                    1-YEAR        3-YEAR     (7/28/94)
----------------------------------------------------------------------
Cumulative Total Return(1)          -21.68%       -23.67%      -23.76%
Average Annual Total Return(2)      -26.19%       -10.40%       -9.89%
Value of $10,000 Investment(3)      $7,381        $7,194       $7,186

(1.) Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge.

(2.) Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the maximum 5.75% initial sales charge.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods and include the maximum 5.75% sales charge.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns would have been lower. After August 1, 1998, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance is not predictive of future results.

ADVISOR CLASS

Franklin Templeton Japan Fund - Advisor Class produced a cumulative total return of 0.27% for the six-month period ended September 30, 1997. The price of the Fund's Advisor Class shares increased $0.02, from $7.44 to $7.46 over the same period. Shareholders received no distributions during this time.


Past performance is not predictive of future results.

ADVISOR CLASS
Periods ended 9/30/97

                                                         Since
                                                       Inception
                                                      of the Fund
                                 1-Year     3-Year     (7/28/94)
----------------------------------------------------------------
Cumulative Total Return(1)       -21.47%    -23.47%     -23.55%
Average Annual Total Return(1)   -21.47%     -8.53%      -8.11%
Value of $10,000 Investment(2)   $7,853     $7,653      $7,645



Effective January 2, 1997, the Fund began offering Advisor Class shares to certain eligible investors as described in its prospectus. This share class does not have sales charges or Rule 12b-1 plans. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I maximum initial sales charge, but including the effect of Class I expenses including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance including the deduction of all charges and fees applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was -8.35%. See Note below.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the indicated periods.

(2.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.

Note: The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns would have been lower. After August 1, 1998, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


Past performance is not predictive of future results.

FRANKLIN TEMPLETON JAPAN FUND
Financial Highlights

                                                                                   CLASS I
                                                          --------------------------------------------------------
                                                         SIX MONTHS ENDED                   YEAR ENDED MARCH 31,
                                                        SEPTEMBER 30, 1997         --------------------------------------
                                                           (UNAUDITED)               1997            1996          1995+
                                                    ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period.............               $7.44                $10.35          $9.93         $10.00
                                                    ---------------------------------------------------------------------
Income from investment operations:
 Net investment income...........................                 .03                  (.05)          (.02)           .10
 Net realized and unrealized gains (losses)......                (.03)                (2.69)           .47           (.12)
                                                    ---------------------------------------------------------------------
Total from investment operations.................                  --                 (2.74)           .45           (.02)
                                                    ---------------------------------------------------------------------
Less distributions:
 Dividends from net investment income............                  --                    --           (.03)          (.05)
 Distributions from net realized gains...........                  --                  (.17)            --             --
                                                    ---------------------------------------------------------------------
Total distributions..............................                  --                  (.17)          (.03)          (.05)
                                                    ---------------------------------------------------------------------
Net asset value, end of period...................               $7.44                 $7.44         $10.35          $9.93
                                                    =====================================================================
Total return*....................................                  --              (26.93)%          4.55%         (.19)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)................             $11,214                $7,128         $6,232         $1,444
Ratios to average net assets:
 Expenses........................................               2.69%**               3.05%          4.90%         12.05%**
 Expenses, including waiver......................               2.00%**               2.00%          1.99%          1.25%**
 Net investment income...........................               1.00%**              (.77)%         (.05)%          1.92%**
Portfolio turnover rate..........................                  --                23.43%         54.97%             --
Average commission rate paid***..................              $.0295                $.0603         $.0552             --

 *Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year end
   1996 disclosure of average commission rate was not required.
 +For the period July 28, 1994 (commencement of operations) to March 31, 1995.
                       See notes to financial statements.

FRANKLIN TEMPLETON JAPAN FUND
Financial Highlights (continued)

                                                                                             ADVISOR CLASS
                                                                                     -----------------------------
                                                                                    SIX MONTHS ENDED
                                                                                   SEPTEMBER 30, 1997
                                                                                      (UNAUDITED)              1997+
                                                                               --------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period........................................              $7.44                 $8.14
                                                                               --------------------------------------
Income from investment operations:
 Net investment income......................................................                .14                   .02
 Net realized and unrealized losses.........................................               (.12)                 (.72)
                                                                               --------------------------------------
Total from investment operations............................................                .02                  (.70)
                                                                               --------------------------------------
Net asset value, end of period..............................................              $7.46                 $7.44
                                                                               ======================================
Total return*...............................................................               .27%               (8.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........................................                $37                   $55
Ratios to average net assets:
 Expenses...................................................................              2.34%**               3.48%**
 Expenses, including waiver.................................................              1.65%**               1.65%**
 Net investment income......................................................              1.18%**                .94%**
Portfolio turnover rate.....................................................                 --                23.43%
Average commission rate paid***.............................................             $.0295                $.0603

 *Total return is not annualized.
 **Annualized.
***Relates to purchases and sales of equity securities.
 +For the period January 2, 1997 (effective date) to March 31, 1997.
                       See notes to financial statements.

FRANKLIN TEMPLETON JAPAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1997 (UNAUDITED)

                                                                       COUNTRY           SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 46.0%
APPLIANCES & HOUSEHOLD DURABLES 3.4%
Sony Corp.........................................................      Japan                4,000         $   377,890
                                                                                                           -----------
CHEMICALS 1.1%
Daicel Chemical Industries Ltd....................................      Japan               50,000             128,035
                                                                                                           -----------
CONSTRUCTION & HOUSING 5.6%
Daito Trust Construction Co. Ltd..................................      Japan               20,000             208,834
*Maeda Corp.......................................................      Japan               25,000              89,707
National House Industrial Co. Ltd.................................      Japan               17,000             176,100
*Toda Corp........................................................      Japan               36,000             160,802
                                                                                                           -----------
                                                                                                               635,443
                                                                                                           -----------
ELECTRICAL & ELECTRONICS 4.1%
Hitachi Ltd.......................................................      Japan               24,000             208,834
Matsushita Electric Industrial Co. Ltd............................      Japan               14,000             252,921
                                                                                                           -----------
                                                                                                               461,755
                                                                                                           -----------
FOREST PRODUCTS & PAPER 3.7%
Hokuetsu Paper Mills Ltd..........................................      Japan               44,000             235,552
Rengo Co. Ltd.....................................................      Japan               41,000             176,680
                                                                                                           -----------
                                                                                                               412,232
                                                                                                           -----------
INDUSTRIAL COMPONENTS 8.5%
Fuji Heavy Industries Ltd.........................................      Japan               62,000             254,330
Mitsubishi Heavy Industries Ltd...................................      Japan               35,000             191,721
Sanyo Electric Co. Ltd............................................      Japan               53,000             162,509
Shinko Electric Industries Co. Ltd................................      Japan                4,400             194,348
Yamato Kogyo Co. Ltd..............................................      Japan               17,000             150,742
                                                                                                           -----------
                                                                                                               953,650
                                                                                                           -----------
INSURANCE 1.8%
*Tokio Marine & Fire Insurance Co. Ltd............................      Japan               17,000             204,276
                                                                                                           -----------
LEISURE & TOURISM 1.5%
Toei Co. Ltd......................................................      Japan               35,000             174,899
                                                                                                           -----------
MERCHANDISING 0.9%
Matsuzakaya Co. Ltd...............................................      Japan               19,000              99,196
                                                                                                           -----------
METALS & MINING 1.2%
Nittetsu Mining Co. Ltd...........................................      Japan               24,000             133,256
                                                                                                           -----------
RECREATION & OTHER CONSUMER GOODS 2.3%
Nintendo Co. Ltd..................................................      Japan                2,700             257,313
                                                                                                           -----------
TELECOMMUNICATIONS 2.5%
Nippon Telegraph & Telephone Corp.................................      Japan                   30             275,959
                                                                                                           -----------
TEXTILES & APPAREL 3.8%
Nisshinbo Industries Inc..........................................      Japan               27,000             178,777
*Wacoal Corp......................................................      Japan               23,000             253,501
                                                                                                           -----------
                                                                                                               432,278
                                                                                                           -----------

FRANKLIN TEMPLETON JAPAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1997 (UNAUDITED) (continued)

                                                                       COUNTRY           SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TRANSPORTATION 3.4%
*Daiwa Logistics Co. Ltd..........................................      Japan               15,000         $    98,077
East Japan Railway Co.............................................      Japan                   60             281,429
                                                                                                           -----------
                                                                                                               379,506
                                                                                                           -----------
WHOLESALE & INTERNATIONAL TRADE 2.2%
Mitsubishi Corp...................................................      Japan               26,000             252,093
                                                                                                           -----------
TOTAL COMMON STOCKS (COST $6,456,200).............................                                           5,177,781
                                                                                                           -----------

                                                                                       PRINCIPAL
                                                                                        AMOUNT**
                                                                                       ----------

SHORT TERM OBLIGATIONS 52.7% (COST $5,922,675)
  U.S. Treasury Bills, 4.83% to 5.16% with maturities to
    12/26/97.....................................................  United States       $5,953,000           5,924,799
                                                                                                          -----------
TOTAL INVESTMENTS (COST $12,378,875) 98.7%.......................                                          11,102,580
OTHER ASSETS, LESS LIABILITIES 1.3%..............................                                             148,445
                                                                                                          -----------
TOTAL NET ASSETS 100.0%..........................................                                         $11,251,025
                                                                                                          ===========

 *Non-income producing.
**Securities traded in U.S. dollars.
                       See notes to financial statements.

FRANKLIN TEMPLETON JAPAN FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $12,378,875)..............................  $11,102,580
 Cash................................................................................          589
 Receivables:
  Fund shares sold...................................................................      210,615
  Dividends and interest.............................................................       17,181
  Fee reimbursement..................................................................       34,180
 Unamortized organization costs......................................................       42,390
                                                                                       ------------
     Total assets....................................................................   11,407,535
                                                                                       ------------
Liabilities:
 Payables:
  Investment securities purchased....................................................       10,463
  Fund shares redeemed...............................................................       69,937
  Affiliates.........................................................................       54,375
 Accrued expenses....................................................................       21,735
                                                                                       ------------
     Total liabilities...............................................................      156,510
                                                                                       ------------
      Net assets, at value...........................................................  $11,251,025
                                                                                       ============
Net assets consist of:
 Undistributed net investment income.................................................  $    50,633
 Net unrealized depreciation.........................................................   (1,276,295)
 Accumulated net realized loss.......................................................     (825,964)
 Beneficial shares...................................................................   13,302,651
                                                                                       ------------
     Net assets, at value............................................................  $11,251,025
                                                                                       ============
CLASS I:
 Net asset value per share ($11,213,583 / 1,507,042 shares outstanding)..............        $7.44
                                                                                       ============
 Maximum offering price per share ($7.44 / 94.25%)...................................        $7.89
                                                                                       ============
ADVISOR CLASS:
 Net asset value and offering price per share ($37,442 / 5,017 shares outstanding)...        $7.46
                                                                                       ============

                       See notes to financial statements.

FRANKLIN TEMPLETON JAPAN FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

Investment income:
(net of $3,050 foreign taxes withheld)
 Dividends..................................................................   $ 26,140
 Interest...................................................................    125,094
                                                                                -------
     Total investment income................................................               $ 151,234
Expenses:
 Management fees (Note 3)...................................................     37,883
 Administrative fees (Note 3)...............................................      7,577
 Distribution fees (Note 3)
  Class I...................................................................     17,435
 Transfer agent fees (Note 3)...............................................     14,300
 Custodian fees.............................................................      1,350
 Reports to shareholders....................................................      9,250
 Registration and filing fees...............................................     28,518
 Professional fees (Note 3).................................................      7,100
 Trustees' fees and expenses................................................        900
 Amortization of organization costs.........................................     11,377
                                                                                -------
     Total expenses.........................................................    135,690
 Less expenses waived (Note 3)..............................................     35,089
                                                                                -------
     Total expenses less expenses waived....................................                 100,601
                                                                                           ---------
      Net investment income.................................................                  50,633
                                                                                           ---------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................................        460
  Foreign currency transactions.............................................     (4,315)
                                                                                -------
 Net realized loss..........................................................                  (3,855)
 Net unrealized depreciation on investments.................................                (277,352)
                                                                                           ---------
Net realized and unrealized loss............................................                (281,207)
                                                                                           ---------
Net decrease in net assets resulting from operations........................               $(230,574)
                                                                                           =========

                       See notes to financial statements.

FRANKLIN TEMPLETON JAPAN FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED
                                                                        SEPTEMBER 30, 1997         YEAR ENDED
                                                                           (UNAUDITED)           MARCH 31, 1997
                                                                    -------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss)...................................          $     50,633           $    (51,074)
  Net realized loss from investments and foreign currency
    transactions.................................................                (3,855)              (831,259)
  Net unrealized depreciation on investments.....................              (277,352)            (1,035,823)
                                                                    -------------------------------------------
      Net decrease in net assets resulting from operations.......              (230,574)            (1,918,156)
 Distributions to shareholders from:
  Net realized gain
   Class I.......................................................                    --               (117,178)
  Return of capital
   Class I.......................................................                    --                 (2,679)
 Fund share transactions (Note 2)
   Class I.......................................................             4,311,456              2,932,654
   Advisor Class.................................................               (12,768)                56,499
                                                                    -------------------------------------------
      Net increase in net assets.................................             4,068,114                951,140
Net assets:
 Beginning of period.............................................             7,182,911              6,231,771
                                                                    -------------------------------------------
 End of period...................................................          $ 11,251,025           $  7,182,911
                                                                    ===========================================
Undistributed net investment income (accumulated net investment loss) included in net assets:
 Beginning of period.............................................          $         --           $     (2,015)
                                                                    ===========================================
 End of period...................................................          $     50,633           $         --
                                                                    ===========================================

                       See notes to financial statements.

FRANKLIN TEMPLETON JAPAN FUND
Notes to Financial Statements (unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Japan Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth by investing primarily in securities of companies domiciled in Japan and traded in Japanese securities markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FRANKLIN TEMPLETON JAPAN FUND
Notes to Financial Statements (unaudited) (continued)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ORGANIZATION COSTS:

Organization costs are amortized on a straight line basis over five years.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2.  BENEFICIAL SHARES

The Fund offers two classes of shares: Class I and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class of shares and the exchange privilege of each class.

At September 30, 1997, there were an unlimited number of shares authorized ($0.01 par value) for each class. Transactions in the Fund's shares were as follows:

                                                                 SIX MONTHS ENDED                    YEAR ENDED
                                                                SEPTEMBER 30, 1997                 MARCH 31, 1997
                                                              --------------------------------------------------------
                       CLASS I SHARES:                         SHARES       AMOUNT             SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold..................................................  974,666    $ 7,618,788         1,104,095    $ 9,745,209
Shares issued on reinvestment of distributions...............       --             --            10,075        104,173
Shares redeemed.............................................. (426,204)    (3,307,332)         (757,577)    (6,916,728)
                                                              --------------------------------------------------------
Net increase.................................................  548,462    $ 4,311,456           356,593    $ 2,932,654
                                                              ========================================================

                                                                 SIX MONTHS ENDED                    YEAR ENDED
                                                                SEPTEMBER 30, 1997                MARCH 31, 1997*
                                                              --------------------------------------------------------
                    ADVISOR CLASS SHARES:                      SHARES       AMOUNT             SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold..................................................   69,818    $   537,118            24,789    $   187,939
Shares redeemed..............................................  (72,182)      (549,886)          (17,408)      (131,440)
                                                              --------------------------------------------------------
Net increase (decrease)......................................   (2,364)   $   (12,768)            7,381    $    56,499
                                                              ========================================================

*Effective date of Advisor Class shares was January 2, 1997.

3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Councel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton

FRANKLIN TEMPLETON JAPAN FUND
Notes to Financial Statements (unaudited) (continued)

3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.75% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

        ANNUALIZED
         FEE RATE                   AVERAGE DAILY NET ASSETS
        ------------------------------------------------------------------
        0.15%         First $200 million
        0.135%        Over $200 million, up to and including $700 million
        0.10%         Over $700 million, up to and including $1.2 billion
        0.075%        Over $1.2 billion

TICI and FT Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 2.00% and 1.65% of the Fund's average daily net assets of Class I and Advisor Class shares, respectively, through August 1, 1998.

The Fund reimburses Distributors up to 0.35% per year of the average daily net assets of Class I, for costs incurred in marketing the Fund's shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1997, unreimbursed costs were $50,505. Distributors received net commissions from sales of Fund shares of $20,821 for the period.

During the six months ended September 30, 1997, legal fees of $226 were paid to a law firm in which an officer of the Fund is a partner.

4.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 1997 aggregated $2,328,519 and $0, respectively.

5.  INCOME TAXES

At March 31, 1997, the Fund had tax basis capital losses of $814,140 which may be carried over to offset future capital gains. Such losses expire in 2005.

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At September 30, 1997, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

        Unrealized appreciation...........  $   235,676
        Unrealized depreciation...........   (1,511,971)
                                            -----------
        Net unrealized depreciation.......  $(1,276,295)
                                            ===========

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

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

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.


                                                                         10/97.1

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585

SHAREHOLDER SERVICES
1-800-632-2301

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Franklin Templeton Japan Fund, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

417 S97 11/97
TL417 S97                         [RECYCLED LOGO] Printed on recycled paper